General (Details) - USD ($)					1 Months Ended	12 Months Ended
	May 10, 2021	Oct. 14, 2020	Jan. 13, 2020	Sep. 03, 2019	Sep. 16, 2019	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General (Details) [Line Items]
Description of agreement					ScoutCam entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc., formerly known as Intellisense Solutions (“Intellisense”). Pursuant to the Exchange Agreement the Company assigned, transferred and delivered 100% of its holdings in ScoutCam to ScoutCam Inc., in exchange for shares of common stock of ScoutCam’s Inc. representing 60% of its issued and outstanding share capital.
Stock capital, percentage			90.00%
Capital notes issued (in Dollars)			$ 2,000
Issued and outstanding share capital percentage		58.70%				47.69%	0.47%
Issued in shares	50.03%
Ownership interest, percentage						34.58%
Issued and outstanding capital stock percentage								19.90%
Interest in other entities description						the Company also owns 35.06% in Fuel Doctor Holding Inc. (“Fuel Doctor”) (see note 3L), 11.18% in ABI Energy Ltd., 5.63% in Automax Ltd. (formerly known as Matomy Ltd.) (see note 3G), 5.72% in Elbit Imaging Ltd. (“Elbit Imaging” see note 3J), 4.85% in SciSparc Ltd. (see note 3K), 2.09% in Maris-Tech Ltd. ( “Maris”), 0.47% in Safe Foods, Inc. ( “SAFO”), 2.35% in Safee Cyber Technologies Ltd. (hereinafter – “Safee”) (see note 3M), and 2.29% in Tondo smart Ltd. ( “Tondo”).
Cash and cash equivalents (in Dollars)						$ 24,025,000	$ 22,363,000		$ 7,036,000	$ 10,625,000
Gix Internet Ltd [Member]
General (Details) [Line Items]
Issued in shares				8.45%
Gix Media Ltd [Member]
General (Details) [Line Items]
Issued in shares				9.34%
Polyrizon Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage						37.03%
Issued and outstanding capital stock percentage								19.90%
Aggregate gross proceeds (in Dollars)								$ 104,000
Jeffs’ Brands Ltd.[Member]
General (Details) [Line Items]
Ownership interest, percentage						50.03%
Financial Statements [Member]
General (Details) [Line Items]
Cash and cash equivalents (in Dollars)						$ 15,900,000